Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	4.06%	0.70%		2.08%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	6.20%	0.79%		1.77%
Class C1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C1 (with sales charge)
Average Annual Return, Percent	6.71%	1.15%		2.11%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	8.50%	1.85%		2.83%
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS
Average Annual Return, Percent	8.39%	1.91%	2.99%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	8.19%	1.57%		2.52%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.20%	0.79%		1.77%
Without Sales Load [Member] | Class C1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C1
Average Annual Return, Percent	7.71%	1.15%		2.11%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.10%	0.19%		1.61%
Bloomberg U.S. Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	5.72%	0.50%		1.89%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.10%	0.19%		1.61%
Bloomberg U.S. Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	5.72%	0.50%		1.89%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.10%	0.19%		1.61%
Bloomberg U.S. Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	5.72%	0.50%		1.89%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.10%	0.19%		1.61%
Bloomberg U.S. Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	5.72%	0.50%		1.89%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.10%	0.19%	1.45%
Bloomberg U.S. Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	5.72%	0.50%	1.79%